Stock Option Plans (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2021	Dec. 31, 2019	Aug. 05, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested and exercisable	3,724,957	3,202,354
Number of Stock options, Exercised	12,500	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 28.9
Aggregate intrinsic value of stock options unvested	4.1
Aggregate intrinsic value of stock options vested and exercisable	$ 24.8
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.85%	0.13%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 3 months	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Estimated volatility	92.80%	106.10%
Number of stock options, forfeited and expired		0
Number of stock options, forfeited	328,718
Number of stock options, expired	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 9 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4 years 5 months 15 days
Number of stock options Vested during the period	461,701	400,632
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 6.6
Unrecognized compensation expected to be recognized weighted-average period	2 years 3 months 21 days
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue under plan			7,444,800	16,000,000	8,000,000
Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock reserved for future issuance	11,000,000